Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 302
Charge for the year (note 11)	(26)	¥ (12)	¥ (11)
Ending balance	724	302
Cost [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	392	402
Transfer from property, plant and equipment (note 17)	474	4
Transfer from intangible asset (note 20)	98
Transfer to property, plant and equipment (note 17)	24	14
Ending balance	940	392	402
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(90)	(81)
Transfer from property, plant and equipment (note 17)	(88)	(2)
Transfer from intangible asset (note 20)	18
Transfer to property, plant and equipment (note 17)	(6)	(5)
Charge for the year (note 11)	26	12
Ending balance	¥ (216)	¥ (90)	¥ (81)